Schedule of Reconciliation Segmented Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenue	$ 18,433,172	$ 14,004,527	$ 13,326,824
Cost of revenue	9,514,686	6,426,973	8,392,767
Gross profit	8,918,486	7,577,554	4,934,057
Segment operating expenses	6,666,810	5,025,331	4,352,249
Total operating income	2,251,676	2,552,223	581,808
Unallocated expenses	1,389,339	1,320,311	1,372,126
Amortization and expiration of operating lease right-of-use assets		6,781	29,748
Depreciation	182,948	244,179	558,740
Foreign exchange loss (gain)	36,888	88,701	(1,139)
Interest income	(42,223)	(643)	(1,049)
Loss on disposal of equipment		1,927
Stock awareness program			146,300
Stock-based compensation	253,775	379,247	515,116
Net income (loss) before income taxes	$ 430,949	$ 511,720	$ (2,038,034)